MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 7, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Government Obligations Fund

Service Shares

Capital Shares

Select Shares

Federated U.S. Treasury Cash Reserves

Service Shares

Institutional Shares

Federated Treasury Obligations Fund

Institutional Shares

Capital Shares

Service Shares

(each, a “Fund” or collectively, the “Funds”)

1933 Act File No. 333-

1940 Act File No. 811-5950

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Funds under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which each Fund would acquire all or substantially all of the assets of the corresponding series of the PNC Funds as set forth in the chart below, in exchange for the shares of the applicable share class(es) of the Fund:

PNC Government Money Market Fund Class A Advisor Class Class I	Federated Government Obligations Fund Service Shares Capital Shares Select Shares
PNC Treasury Money Market Fund Class A Class I	Federated U.S. Treasury Cash Reserves Service Shares Institutional Shares
PNC Treasury Plus Money Market Fund Institutional Shares Advisor Shares Service Shares	Federated Treasury Obligations Fund Institutional Shares Capital Shares Service Shares

We would appreciate receiving any comments you may have by August 22, 2019. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-8652.

Very truly yours,

/s/M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures